Short-Term Debt - Schedule of Availability Liquidity (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025
Short-term Debt [Line Items]
Cash and cash equivalents	$ 137	$ 98	$ 114
Remaining availability	1,299	1,076
Total Available Liquidity	1,436	1,174
Revolving Credit Facility
Short-term Debt [Line Items]
Remaining availability	$ 1,299	$ 1,076